Consolidated Statements of Operations - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2012	Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
Operating Revenues
Total operating revenues	[1]		$ 2,010,460		$ 1,949,359		$ 1,147,240
Operating Expenses
Selling, general and administrative			647,600		584,274		312,147
Depreciation	[2]		74,289		70,187		41,187
Amortization	[2]		195,230		218,287		114,717
Impairment of goodwill and other intangible assets (Note 8)			385,000
Total operating expenses			2,273,149		1,648,177		948,200
Total operating profit (loss)	[1],[3]		(262,689)		301,182		199,040
Income on equity investments, net			146,959		236,713		145,241
Interest and dividend income			829		1,368		413
Interest expense			(164,430)		(157,866)		(39,134)
Loss on extinguishment of debt			(37,040)
Gain on investment transactions, net			12,173	[4]	372,485	[4]	150
Other non-operating gain (loss), net	[4]		8,140		(4,804)
Reorganization items, net	[5]		(1,537)		(7,268)
Income (Loss) from Continuing Operations Before Income Taxes			(297,595)		741,810		258,907
Income tax expense			22,323		278,699		95,965
(Loss) Income from Continuing Operations			(319,918)		463,111		162,942
Income (Loss) from discontinued operations, net of taxes			0		13,552		78,613
Net (Loss) Income			$ (319,918)		$ 476,663		$ 241,555
Earnings Per Share [Abstract]
Basic (Loss) Earnings Per Common Share From Continuing Operations (usd per share)			$ (3.38)		$ 4.63
Discontinued Operations			0.00		0.13
Net income (loss) attributable to common shareholders			(3.38)		4.76		$ 2.42
Continuing Operations			(3.38)		4.62
Discontinued Operations			0.00		0.13
Net income (loss) attributable to common shareholders			(3.38)		$ 4.75		$ 2.41
Regular Cash Dividend
Earnings Per Share [Abstract]
Common Stock, Dividends, Per Share, Declared			0.75
Special Cash Dividend
Earnings Per Share [Abstract]
Common Stock, Dividends, Per Share, Declared			$ 6.73
Successor
Operating Revenues
Advertising			$ 1,300,313		$ 1,339,634		$ 815,333
Retransmission consent and carriage fees			368,484		286,380		103,381
Other Television and Entertainment Revenue			80,838		99,627		102,872
Television and Entertainment			1,749,635		1,725,641		1,021,586
Digital and Data			211,527		168,926		72,055
Other			49,298		54,792		53,599
Total operating revenues			2,010,460		1,949,359		1,147,240
Operating Expenses
Programming			535,799		354,666		254,225
Direct operating expenses			435,231		420,763		225,924
Selling, general and administrative			647,600		584,274		311,447
Depreciation			74,289		70,187		41,187
Amortization			195,230		218,287		114,717
Impairment of goodwill and other intangible assets (Note 8)			385,000		0		700
Total operating expenses			2,273,149		1,648,177		948,200
Total operating profit (loss)			(262,689)		301,182		199,040
Income on equity investments, net			146,959		236,713		145,241
Interest and dividend income			829		1,368		413
Interest expense			(164,430)		(157,866)		(39,134)
Loss on extinguishment of debt			(37,040)		0		(28,380)
Gain on investment transactions, net			12,173		372,485		150
Other non-operating gain (loss), net			8,140		(4,804)		(1,492)
Reorganization items, net			(1,537)		(7,268)		(16,931)
Income (Loss) from Continuing Operations Before Income Taxes			(297,595)		741,810		258,907
Income tax expense			22,323		278,699		95,965
(Loss) Income from Continuing Operations			(319,918)		463,111		162,942
Income (Loss) from discontinued operations, net of taxes			0		13,552	[6]	78,613
Net (Loss) Income			$ (319,918)		$ 476,663		$ 241,555
Earnings Per Share [Abstract]
Basic (Loss) Earnings Per Common Share From Continuing Operations (usd per share)			$ (3.38)		$ 4.63		$ 1.63
Discontinued Operations			0.00		0.13		0.79
Net income (loss) attributable to common shareholders			(3.38)		4.76		2.42
Continuing Operations			(3.38)		4.62		1.62
Discontinued Operations			0.00		0.13		0.79
Net income (loss) attributable to common shareholders			(3.38)		4.75		2.41
Successor | Regular Cash Dividend
Earnings Per Share [Abstract]
Common Stock, Dividends, Per Share, Declared			0.75		0.00		0.00
Successor | Special Cash Dividend
Earnings Per Share [Abstract]
Common Stock, Dividends, Per Share, Declared			$ 6.73		$ 0.00		$ 0.00
Predecessor
Operating Revenues
Advertising		$ 0
Retransmission consent and carriage fees		0
Other Television and Entertainment Revenue		0
Television and Entertainment		0
Digital and Data		0
Other		0
Total operating revenues		0
Operating Expenses
Programming		0
Direct operating expenses		0
Selling, general and administrative		0
Depreciation		0
Amortization		0
Impairment of goodwill and other intangible assets (Note 8)		0
Total operating expenses		0
Total operating profit (loss)		0
Income on equity investments, net		0
Interest and dividend income		0
Interest expense		0
Loss on extinguishment of debt		0
Gain on investment transactions, net		0
Other non-operating gain (loss), net		0
Reorganization items, net		8,284,314
Income (Loss) from Continuing Operations Before Income Taxes		8,284,314
Income tax expense		1,070,189
(Loss) Income from Continuing Operations		7,214,125
Income (Loss) from discontinued operations, net of taxes		(103,901)
Net (Loss) Income		$ 7,110,224

[1]	(1)See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.
[2]	(3)Depreciation from discontinued operations totaled $19 million, and $34 million for the years ended December 28, 2014 and December 29, 2013, respectively. Amortization from discontinued operations totaled $4 million, and $6 million for the years ended December 28, 2014 and December 29, 2013, respectively.
[3]	(2)Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.
[4]	See Note 6 to the Company’s consolidated financial statements for information pertaining to non-operating items recorded in 2015 and 2014.
[5]	See Note 3 to the Company’s consolidated financial statements for information pertaining to reorganization items recorded in 2015 and 2014.
[6]	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.